UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

19 E. Eagle Road
Havertown, PA 19083
(Address of principal executive offices) (Zip code)

19 E. Eagle Road
Havertown, PA 19083
(Name and address of agent for service)

215-882-9983
Registrant’s telephone number, including area code

Date of fiscal year end: January 31, 2024

Date of reporting period: January 31, 2024

Item 1. Reports to Stockholders.

WHITEWOLF PUBLICLY LISTED PRIVATE EQUITY ETF

Annual Report

January 31, 2024

WHITEWOLF PUBLICLY LISTED PRIVATE EQUITY ETF

WHITEWOLF PUBLICLY LISTED PRIVATE EQUITY ETF

LETTER TO SHAREHOLDERS
January 31, 2024 (Unaudited)

Dear WHITEWOLF Publicly Listed Private Equity ETF Shareholders,

Thank you for your investment in the WHITEWOLF Publicly Listed Private Equity ETF (the “Fund”). The information presented in this letter relates to the operations of the Fund for its fiscal period from its inception on November 30, 2023, through January 31, 2024.

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of U.S. publicly listed private equity companies. The Fund defines “listed private equity companies” as Leverage Finance Providers (as defined below) and Buyout Firms, Sponsors, and Asset Managers (as defined below) (collectively, “Listed Private Equity Companies”) that are listed and traded on a U.S. national securities exchange. Leverage Finance Providers include Business Development Companies (BDCs), finance companies, and direct lenders. Buyout Firms, Sponsors, and Asset Managers include companies whose principal business is to invest in or lend capital to privately held companies. The strategies these Listed Private Equity Companies use when investing in, lending capital to, or providing services to privately held companies may be characterized generally as follows: buyouts or leveraged buyouts, venture capital, special situations, growth investments, and private infrastructure. The Sub-Adviser excludes banks, real estate-focused companies and/or real estate investment trusts from the Fund’s investment universe.

As of January 31, 2024, LBO was up 9.17% at its market price and up 8.85% at net asset value (“NAV”) as compared to inception. Over the same period, LBO outperformed the S&P 500 Index, which was up 6.73%.

According to Ernst & Young’s Private Equity Pulse, the Private Equity industry demonstrated resilience in 2023 amidst challenges like inflation, rising interest rates, and geopolitical unrest; actively deploying capital across different sectors and deal types. The year closed with significant deal announcements totaling US$124 billion in Q4 2023. Despite headwinds in the mergers and acquisitions ("M&A") market, Private Equity remained a significant player, accounting for 25% of aggregate M&A activity. Looking ahead to 2024, Private Equity firms anticipate increased activity in distressed transactions and secondary buyouts, in sectors like tech, consumer, financial services, and healthcare, which remain active.

Private Credit's surge into the spotlight was notable in 2023, reflecting a longer trend of growth. As banks and traditional lenders scaled back their involvement, Private Credit firms stepped in to help fill the gap, offering capital for various needs, including many Private Equity transactions. In 2023, Private Credit funds financed approximately 86% of leveraged buy-outs according to Ernst & Young’s Private Equity Pulse.

The top performers and detractors to Fund performance, listed below, are based on their contribution to the Fund’s return from November 30, 2023, to January 31, 2024. Each return is presented weighted, relative to LBO’s total return for the respective period.

The top performer in the Fund’s portfolio from November 30, 2023, to January 31, 2024, was TPG Inc, which returned 1.00%. The second-top performer was KKR & Co Inc, which returned 0.99%. The third top performer for the period was Carlyle Group Inc which returned 0.86%. At the end of the fiscal year, the Fund owned each of these securities.

The top detractor in the Fund’s portfolio from November 30, 2023, to January 31, 2024, was Trinity Cap Inc, which returned (0.09)%. The second top detractor was BlackRock TCP Capital, which returned (0.04)%. The third top detractor was Saratoga Investment Corp, which returned (0.02)%. At the end of the fiscal year, the Fund owned each of these securities.

WHITEWOLF PUBLICLY LISTED PRIVATE EQUITY ETF

LETTER TO SHAREHOLDERS
January 31, 2024 (Unaudited) (Continued)

On December 27, 2023, the Fund declared a dividend of $0.3228 per share payable on January 3, 2024, to shareholders of record as of December 29, 2023.

The Fund distributes income to shareholders on a quarterly basis.

We appreciate your continued investment in the Fund.

Sincerely,

Elie P. Azar
CEO & Managing Director
White Wolf Capital Advisors, LLC

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted.

Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value. ETF shares may only be redeemed at NAV by authorized participants in large creation units. There can be no guarantee that an active trading market for shares will exist. The trading of shares may incur brokerage commissions.

Any offering must be preceded or accompanied by a prospectus.

Investments involve risk and principal loss is possible. There can be no assurance that the Fund will achieve its investment objective. The Fund is subject to the following principal risks, among others:

Please refer to the prospectus for additional risk information.

For a complete list of fund holdings, see the schedule of Investments on https://lbo.fund/.

This material has been distributed for informational purposes only and should not be considered as investment advice or a recommendation of any particular security, strategy, or investment product. We make no representation or warranty as to the accuracy or completeness of the information contained in this report, including third-party data sources. The views expressed are as of the publication date and subject to change at any time. No part of this material may be reproduced in any form or referred to in any other publication without express written permission. References to other funds should not be interpreted as an offer or recommendation of these securities.

The Fund is distributed by Quasar Distributors, LLC. The Fund’s investment adviser is Empowered Funds, LLC dba EA Advisers. The Fund’s investment sub-adviser is White Wolf Capital Advisors, LLC.

WHITEWOLF PUBLICLY LISTED PRIVATE EQUITY ETF

Growth of $10,000 (Unaudited)
$11,000
$10,750
$10,500
$10,250
$10,000
$10,917
$10,885
$10,673
11/30/2023
12/31/2023
1/31/2024
WHITEWOLF Publicly Listed Private Equity ETF - NAV
WHITEWOLF Publicly Listed Private Equity ETF - Market
S&P 500 Index

Average Annual Return*
Since Inception (November 30, 2023)
WHITEWOLF Publicly Listed Private Equity ETF - NAV	8.85%
WHITEWOLF Publicly Listed Private Equity ETF - Market	9.17%
S&P 500 Index	6.73%

*This chart assumes an initial gross investment of $10,000 made on November 30, 2023. Returns shown include the dividends. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

WHITEWOLF PUBLICLY LISTED PRIVATE EQUITY ETF

TABULAR PRESENTATION OF SCHEDULE OF INVESTMENTS
As of January 31, 2024 (Unaudited)

Sector	% of Net Assets
Financials	99.4%
Money Market Funds	0.6%
Other Assets in Excess of Liabilities [2]	0.0%[1]
Total	100.0%

1.Rounds to less than 0.05%.
2.Cash, cash equivalents and other assets in excess of liabilities.

WHITEWOLF PUBLICLY LISTED PRIVATE EQUITY ETF
SCHEDULE OF INVESTMENTS
January 31, 2024

CLOSED END FUNDS - 50.5%	Shares	Value
Asset Management & Custody Banks - 50.5%
Ares Capital Corp.	5,365	$108,534
Bain Capital Specialty Finance, Inc.	1,660	25,215
Barings BDC, Inc.	3,140	28,197
BlackRock Capital Investment Corp.	1,305	5,037
BlackRock TCP Capital Corp.	1,575	18,081
Capital Southwest Corp.	1,680	41,261
Carlyle Secured Lending, Inc.	830	12,741
CION Investment Corp.	1,085	12,141
Fidus Investment Corp.	130	2,538
FS KKR Capital Corp.	5,340	109,577
Gladstone Capital Corp.	305	3,233
Gladstone Investment Corp.	170	2,450
Goldman Sachs BDC, Inc.	2,725	41,229
Golub Capital BDC, Inc.	3,330	50,816
Hercules Capital, Inc.	3,995	69,153
MidCap Financial Investment Corp.	935	12,968
New Mountain Finance Corp.	1,945	25,052
PennantPark Floating Rate Capital Ltd.	1,695	18,984
PennantPark Investment Corp.	485	3,414
Prospect Capital Corp.	9,430	55,260
Saratoga Investment Corp.	95	2,198
Sixth Street Specialty Lending, Inc.	360	7,798
Stellus Capital Investment Corp.	240	3,106
Trinity Capital, Inc.	1,695	23,510
TriplePoint Venture Growth BDC Corp.	300	3,363
TOTAL CLOSED END FUNDS (Cost $666,708)		685,856

COMMON STOCKS - 48.9%
Asset Management & Custody Banks - 43.0%
Ares Management Corp. - Class A	510	61,955
BlackRock, Inc.	35	27,101
Blackstone Secured Lending Fund	3,285	93,983
Blackstone, Inc.	577	71,808
Blue Owl Capital, Inc. - Class A	4,640	72,106
Carlyle Group, Inc.	1,630	65,233
GCM Grosvenor, Inc. - Class A	305	2,650
Hamilton Lane, Inc. - Class A	265	30,724
KKR & Co., Inc.	896	77,576
P10, Inc. - Class A	195	1,794
StepStone Group, Inc. - Class A	295	9,868
TPG, Inc.	1,634	68,023
		582,821

The accompanying notes are an integral part of these financial statements.

WHITEWOLF PUBLICLY LISTED PRIVATE EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2024

COMMON STOCKS - 48.9% (Continued)	Shares	Value
Diversified Financial Services - 4.6%
Apollo Global Management, Inc.	620	$62,248

Multi-Sector Holdings - 1.3%
Compass Diversified Holdings	780	17,230
TOTAL COMMON STOCKS (Cost $606,726)		662,299

SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
First American Government Obligations Fund - Class X, 5.25%(a)	7,669	7,669
TOTAL SHORT-TERM INVESTMENTS (Cost $7,669)		7,669

TOTAL INVESTMENTS - 100.0% (Cost $1,281,103)		$1,355,824
Other Assets in Excess of Liabilities - 0.0%(b)		20
TOTAL NET ASSETS - 100.0%		$1,355,844

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

(a)	The rate shown represents the 7-day effective yield as of January 31, 2024.
(b)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

WHITEWOLF PUBLICLY LISTED PRIVATE EQUITY ETF

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2024

Assets:
Investments in securities, at value (See Note 2)	$1,355,824
Dividends and interest receivable	821
Total assets	1,356,645

Liabilities:
Accrued investment advisory fees (See Note 4)	801
Total liabilities	801
Net Assets	$1,355,844

Net Assets Consist of:
Paid-in capital	$1,281,016
Total distributable earnings (accumulated deficit)	74,828
Net Assets	$1,355,844

Calculation of Net Asset Value Per Share:
Net Assets	$1,355,844
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	50,000
Net Asset Value per Share	$27.12

Cost of Investments in Securities	$1,281,103

The accompanying notes are an integral part of these financial statements.

WHITEWOLF PUBLICLY LISTED PRIVATE EQUITY ETF

STATEMENT OF OPERATIONS
For the Period Ended January 31, 2024(1)

Investment Income:
Dividend income	$17,649
Interest income	40
Total investment income	17,689

Expenses:
Investment advisory fees (See Note 4)	1,435
Net expenses	1,435

Net Investment Income (Loss)	16,254

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	(35)
(35)
Net change in unrealized appreciation (depreciation) on:
Investments	74,721
74,721
Net realized and unrealized gain (loss) on investments:	74,686
Net Increase (Decrease) in Net Assets Resulting from Operations	$90,940

(1) The Fund commenced operations on November 30, 2023.

The accompanying notes are an integral part of these financial statements.

WHITEWOLF PUBLICLY LISTED PRIVATE EQUITY ETF

STATEMENT OF CHANGES IN NET ASSETS

For the Period Ended January 31, 2024⁽¹⁾
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$16,254
Net realized gain (loss) on investments	(35)
Net change in unrealized appreciation (depreciation) on investments	74,721
Net increase (decrease) in net assets resulting from operations	90,940

Distributions to Shareholders:
Distributable earnings	(16,139)
Total distributions to shareholders	(16,139)

Capital Share Transactions:
Proceeds from shares sold	1,281,043
Net increase in net assets derived from net change in capital share transactions	1,281,043
Net Increase in Net Assets	1,355,844

Net Assets:
Beginning of period	—
End of period	$1,355,844

Changes in Shares Outstanding:
Shares outstanding, beginning of period	—
Shares sold	50,000
Shares repurchased	—
Shares outstanding, end of period	50,000

(1) The Fund commenced operations on November 30, 2023.

The accompanying notes are an integral part of these financial statements.

WHITEWOLF PUBLICLY LISTED PRIVATE EQUITY ETF

FINANCIAL HIGHLIGHTS
For the Period Ended January 31, 2024

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000's)	Net Expenses(3)(4)	Net Investment Income (Loss)(3)	Portfolio Turnover Rate(5)
November 30, 2023(6) to January 31, 2024 (7)	$25.21	0.37	1.86	2.23	(0.32)	(0.32)	$27.12	8.85%	$1,356	0.70%	7.93%	0%

(1) Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout the period.
(2) All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
(3) For periods of less than one year, these ratios are annualized.
(4) Net expenses include effects of any reimbursement or recoupment.
(5) Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes the impact of in-kind transactions.
(6) Commencement of operations.
(7) Net expenses do not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

WHITEWOLF PUBLICLY LISTED PRIVATE EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS
January 31, 2024

NOTE 1 – ORGANIZATION

WHITEWOLF Publicly Listed Private Equity ETF (the “Fund”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered a non-diversified under the 1940 Act. The Fund commenced operations on November 30, 2023. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The Fund’s investment objective is to seek long-term capital appreciation and current income.

Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. The standard transaction fee, which is payable to the Trust’s custodian, typically applies to in-kind purchases of the Fund effected through the clearing process on any business day, regardless of the number of Creation Units purchased or redeemed that day (“Standard Transaction Fees”). Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions fees. Certain fund deposits consisting of cash-in-lieu or cash value may be subject to a variable charge (“Variable Transaction Fees”), which is payable to the Fund, of up to 2.00% of the value of the order in addition to the Standard Transaction Fees. Variable Transaction Fees received by the Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.

Because, among other things, the Fund imposes transaction fees on purchases and redemptions of Shares to cover the custodial and other costs incurred by the Fund in effecting trades, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Fund’s Shares.

 NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.
Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

WHITEWOLF PUBLICLY LISTED PRIVATE EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2024

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of January 31, 2024, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of January 31, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets*
Closed End Funds	$685,856	$—	$—	$685,856
Common Stocks	662,299	—	—	662,299
Money Market Funds	7,669	—	—	7,669
Total Investments in Securities	$1,355,824	$—	$—	$1,355,824

*For further detail, see the Schedule of Investments.

During the fiscal period ended January 31, 2024, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

WHITEWOLF PUBLICLY LISTED PRIVATE EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2024

B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.  The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency” and “Change in Net Unrealized Appreciation (Depreciation) – Foreign Currency,” respectively.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes. The Fund intends to continue to comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, as necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the fiscal period ended January 31, 2024, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal period ended January 31, 2024, the Fund did not have liabilities for any unrecognized tax benefits. The Fund would/will recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Fund’s Statement of Operations. During the fiscal period ended January 31, 2024, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. taxing authorities for the tax periods since the Fund’s commencement of operations.

The Fund may be subject to taxes imposed on realized and unrealized gains on securities of certain foreign countries in which the Fund invests. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of withholding taxes on foreign dividends.

D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions to shareholders from net investment income for the Fund are declared and paid quarterly and distributions to shareholders from net realized gains on securities for the Fund are declared and paid annually. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

E.
Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

WHITEWOLF PUBLICLY LISTED PRIVATE EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2024

F.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

H.
Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal period ended January 31, 2024, the following table shows the reclassifications made:

Distributable Earnings	Paid-in Capital
$27	$(27)

NOTE 3 – RISKS

Markets may perform poorly and the returns from the securities in which the Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, a specific market or securities markets generally.

Investment Risk. When you sell your Shares of the Fund, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.

Listed Private Equity Companies Risk. There are certain risks inherent in investing in listed private equity companies, which encompass financial institutions or vehicles whose principal business is to invest in and lend capital to or provide services to privately held companies. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision. The Fund is also subject to the underlying risks which affect the listed private equity companies in which the financial institutions or vehicles held by the Fund invest. Listed private equity companies are subject to various risks depending on their underlying investments, which include additional liquidity risk, industry risk, foreign security risk, currency risk, valuation risk and credit risk. Listed private equity companies may have relatively concentrated investment portfolios, consisting of a relatively small number of holdings, which may be adversely impacted by the poor performance of a small number of investments. By investing in companies in the capital markets whose business is to lend money, there is a risk that the issuer may default on its payments or declare bankruptcy.

WHITEWOLF PUBLICLY LISTED PRIVATE EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2024

Business Development Company (BDC) Risk. BDCs generally invest in less mature U.S. private companies or thinly traded U.S. public companies which involve greater risk than well-established publicly traded companies. While the BDCs in which the Fund invests are expected to generate income in the form of dividends, certain BDCs during certain periods of time may not generate such income. The Fund will indirectly bear its proportionate share of any management fees and other operating expenses incurred by the BDCs and of any performance-based or incentive fees payable by the BDCs in which it invests, in addition to the expenses paid by the Fund. A BDC’s incentive fee may be very high, vary from year to year and be payable even if the value of the BDC’s portfolio declines in a given time period. The use of leverage by BDCs magnifies gains and losses on amounts invested and increases the risks associated with investing in BDCs. A BDC may make investments with a larger amount of risk of volatility and loss of principal than other investment options and may also be highly speculative and aggressive.

Financial Services Concentration Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services industry. Financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations. Unstable interest rates can have a disproportionate effect on the financial services industry, and financial services companies whose securities the Fund may purchase may themselves have concentrated portfolios, which makes them vulnerable to economic conditions that affect that industry. Financial services companies have also been affected by increased competition, which could adversely affect the profitability or viability of such companies.

See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses.

White Wolf Capital Advisors, LLC, serves as a non-discretionary investment sub-adviser to the Fund. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Fund, subject to the overall supervision and oversight of the Adviser and the Board.

At a Board meeting held on September 15, 2023, the Board of Trustees of the Trust (the “Trustees”) including each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act, approved the Advisory & Sub-Advisory Agreements. Per the Advisory Agreement, the Fund pays an annual rate of 0.70% to the Adviser monthly based on average daily net assets. A description of the Board’s consideration is included in this annual report.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Fund’s Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

WHITEWOLF PUBLICLY LISTED PRIVATE EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2024

NOTE 5 – SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

During the fiscal period, the Fund had not loaned securities and received cash collateral for the loans. The cash collateral would be invested by the Securities Lending Agent in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent. As of the end of the fiscal period, there were no securities of the Fund out to loan.

The interest income earned by the Fund on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income, Net”) is reflected in the Fund’s Statement of Operations. As of the end of the fiscal period, there was no net securities lending income earned on collateral investments.

Due to the absence of a master netting agreement related to the Fund's participation in securities lending, no additional offsetting disclosures have been made on behalf of the Fund for the total borrowings listed above.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the fiscal period ended January 31, 2024, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$—	$731

For the fiscal period ended January 31, 2024, in-kind transactions associated with creations and redemptions were as follows:

Purchases	Sales
$1,274,561	$—

For the fiscal period ended January 31, 2024, short-term and long-term gains on in-kind transactions were as follows:

Short Term	Long Term
$—	$—

There were no purchases or sales of U.S. Government securities during the fiscal period.

WHITEWOLF PUBLICLY LISTED PRIVATE EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2024

NOTE 7 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes at January 31, 2024, were as follows:

Tax cost of Investments	$1,280,961
Gross tax unrealized appreciation	79,914
Gross tax unrealized depreciation	(5,051)
Net tax unrealized appreciation (depreciation)	$74,863
Undistributed ordinary income	—
Undistributed long-term gain	—
Total distributable earnings	—
Other accumulated gain (loss)	(35)
Total accumulated gain (loss)	$74,828

The difference between book and tax-basis cost is attributable to wash sales and outstanding REIT adjustments. Under tax law, certain capital and foreign currency losses realized after October 31st and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

For the fiscal period ended January 31, 2024, the Fund deferred, on a tax basis, qualified late year losses of:

Post October Late Year Loss Deferral	Post October Capital Loss Deferral
$35	$—

At January 31, 2024, the Fund did not have any capital loss carryforwards.

NOTE 8 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the fiscal period ended January 31, 2024 was as follows:

Fiscal Period Ended January 31, 2024
Ordinary Income
$16,139

NOTE 9 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through date the financial statements were issued. There were no transactions that occurred during the period subsequent to January 31, 2024, that materially impacted the amounts or disclosures in the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
WHITEWOLF Publicly Listed Private Equity ETF and
The Board of Trustees of
EA Series Trust

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of WHITEWOLF Publicly Listed Private Equity ETF (the “Fund”), a series of EA Series Trust (the “Trust”), including the schedule of investments, as of January 31, 2024, the related statement of operations, the statement of changes in net assets and the financial highlights for the period November 30, 2023 (commencement of operations) to January 31, 2024 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of January 31, 2024, and the results of its operations, the changes in its net assets and the financial highlights for the period stated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2023.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2024, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
March 22, 2024

WHITEWOLF PUBLICLY LISTED PRIVATE EQUITY ETF

EXPENSE EXAMPLE January 31, 2024 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund’s and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. The information assumes the reinvestment of all dividends and distributions.

	Annualized Expense Ratio	Beginning Account Value November 30, 2023	Ending Account Value January 31, 2024	Expenses Paid During Period

Actual[1]	0.70%	$1,000.00	$1,088.50	$1.26
Hypothetical (5% annual return before expenses)[2]	0.70%	1,000.00	1,021.68	3.57

1
The inception date for the Fund was November 30, 2023. Actual expenses paid during the period are equal to the annualized net expense ratio, mutliplied by the average account value over the period, multiplied by 63/365 to reflect the period.

2	Hypothetical expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value during the period, multiplied by 184/365, to reflect the one-half year period.

WHITEWOLF PUBLICLY LISTED PRIVATE EQUITY ETF
FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal period ended January 31, 2024, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income for the Fund was 2.87%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended January 31, 2024 for the Fund was 2.33%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871 (k)(2)(C) for the Fund was 0.00%.

WHITEWOLF PUBLICLY LISTED PRIVATE EQUITY ETF
MANAGEMENT OF THE FUND

Trustees and Officers
The business and affairs of the Trust are managed by its officers under the oversight of its Board. The Board sets broad policies for the Trust and may appoint Trust officers. The Board oversees the performance of the Adviser, the Sub-Adviser, and the Trust’s other service providers. Each Trustee serves until his or her successor is duly elected or appointed and qualified.
The Board is comprised of four Trustees. One Trustee and certain of the officers of the Trust are directors, officers or employees of the Adviser. The other Trustees (the “Independent Trustees”) are not “interested persons” (as defined in Section 2(a)(19) of the Investment Company Act) of the Trust. The fund complex includes all funds advised by the Adviser (“Fund Complex”).
The Trustees, their age, term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen and other directorships, if any, held by each Trustee, are shown below. The officers, their age, term of office and length of time served and their principal business occupations during the past five years are shown below.
The address of each Trustee and each Officer is: c/o EA Series Trust, 19 East Eagle Road, Havertown, PA 19083.

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Daniel Dorn Born: 1975	Trustee	Indefinite term; Since 2014	Associate Professor of Finance, Drexel University, LeBow College of Business (2003–present).	49	None
Michael S. Pagano, Ph.D., CFA® Born: 1962	Trustee and Audit Committee Chairman	Indefinite term; Since 2014	The Robert J. and Mary Ellen Darretta Endowed Chair in Finance, Villanova University (1999–present); Founder, Michael S. Pagano, LLC (business consulting firm) (2008–present).	49	Citadel Federal Credit Union (pro bono service for non-profit)
Chukwuemeka (Emeka) O. Oguh Born: 1983	Trustee	Indefinite term; Since 2018	Co-founder and CEO, PeopleJoy (2016–present).	49	None
Interested Trustee*
Wesley R. Gray, Ph.D. Born: 1980	Trustee and Chairman	Indefinite term; Since 2014; President (2014 – 2023)	Founder and Executive Managing Member, EA Advisers (2013–present); Founder and Executive Managing Member, Empirical Finance, LLC d/b/a Alpha Architect (2010–present).	49	None

* Dr. Gray is an “interested person,” as defined by the Investment Company Act, because of his employment with and ownership interest in the Adviser.

Additional information about the Affiliated Trustee and Independent Trustee is available in the Statement of Additonal Information (SAI).

WHITEWOLF PUBLICLY LISTED PRIVATE EQUITY ETF
MANAGEMENT OF THE FUND (CONTINUED)

Officers

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years
Patrick R. Cleary Born: 1982	President and Chief Executive Officer	Since 2023; Chief Compliance Officer (2015 – 2022); Secretary (2015 – 2023)	Chief Operating Officer and Managing Member, Alpha Architect (2014 – present); Chief Executive Officer of EA Advisers (2021 – present).
Alyssa M. Bernard Born: 1988	Secretary	Since 2023	General Counsel, EA Advisers (October 2023–present); Vice President—Regulatory Administration, U.S. Bank Global Fund Services (2021–2023); Assistant Vice President—Regulatory Administration, U.S. Bank Global Fund Services (2018–2021).
Sean Hegarty Born: 1993	Treasurer, Chief Financial Officer and Comptroller	Since 2023; Assistant Treasurer (2022 – 2023)	Chief Operating Officer, EA Advisers (2022–present); Assistant Vice President—Fund Administration, U.S. Bank Global Fund Services (2018–2022); Staff Accountant, Cohen & Company (2015–2018).
Jessica Leighty Born: 1981	Chief Compliance Officer	Since 2022	Chief Compliance Officer, EA Advisers (2021–present); Chief Compliance Officer, Alpha Architect (2021 – present); Chief Compliance Officer, Snow Capital (2015–2021).
Brian P. Massaro Born: 1997	Assistant Treasurer	Since 2023	Chief Technology Officer, EA Advisers (2023 – present); Assistant Operating Officer, EA Advisers (2022 – present); Mutual Funds Administrator, U.S. Bank Global Fund Services (2019–2022).

WHITEWOLF PUBLICLY LISTED PRIVATE EQUITY ETF

BOARD REVIEW AND APPROVAL OF ADVISORY AND SUB-ADVISORY CONTRACTS
The Board (the members of which are referred to as “Trustees”) of the EA Series Trust (the “Trust”) met virtually on September 15, 2023 to consider the approval of Advisory Agreement between the Trust, on behalf of the WHITEWOLF Publicly Listed Private Equity ETF (the “Fund”), and Empowered Funds, LLC (the “Adviser”), as well as to consider the approval of the Sub-Advisory Agreement between the Adviser and White Wolf Capital Advisors, LLC (the “Sub-Adviser”). In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Adviser and Sub-Adviser relevant to the Board’s consideration of whether to approve the Advisory Agreement and Sub-Advisory Agreement. In connection with considering approval of both the Advisory Agreement and Sub-Advisory Agreement, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. In reaching the decision to approve both the Advisory Agreement and Sub-Advisory Agreement, the Board considered and reviewed information provided by the Adviser and Sub-Adviser, including among other things information about its personnel, operations, financial condition, and compliance and risk management. The Board also reviewed copies of the proposed Advisory Agreement and Sub-Advisory Agreement. During their review and consideration, the Board focused on and reviewed the factors they deemed relevant, including:

Nature, Quality and Extent of Services. The Board was presented and considered information concerning the nature, quality and extent of the overall services expected to be provided by the Adviser to the Whitewolf Publicly Listed Private Equity ETF (“LBO”) and Whitewolf Commercial Real Estate Finance Income ETF (“CREF”) (each a “New Fund” and collectively the “New Funds”). In this connection, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and each New Fund, and arranging service providers for the New Funds. In addition, the Board considered that the Adviser is responsible for providing investment advisory oversight services to the New Funds, executing all New Fund transactions, monitoring compliance with each New Fund’s objectives, policies and restrictions, and carrying out directives of the Board. The Board also considered the services expected to be provided by the Adviser in the oversight of the Trust’s administrator, transfer agent and custodian. In addition, the Board evaluated the integrity of each of the Adviser’s and White Wolf’s personnel, the experience of the portfolio manager in managing assets and the adequacy of each of the Adviser’s and White Wolf’s resources. The Board also considered the Adviser’s ongoing oversight responsibilities vis-à-vis the White Wolf. The Board also considered that the White Wolf would be responsible for the selection of each New Fund’s investments.

Performance. Performance information was not available for the Fund as it had not yet commenced operations.

Comparative Fees and Expenses. In considering the advisory fees and sub-advisory fees, the Board reviewed and considered the fees in light of the nature, quality and extent of the services expected to be provided by the Adviser and White Wolf, respectively. With respect to the advisory fees and expense ratios for the New Funds, the Board also considered the fees and expense ratios versus the fees and expenses charged to other exchange-traded funds and mutual funds. The Board noted that there were several comparable funds available for comparison, with the fees charged within a reasonable range as compared to the peers. With respect to the sub-advisory fees, the Board noted that they were payable solely out of the unitary management fee payable to the Adviser. With respect to the sub-advisory fees, the Board noted that they were payable solely out of the unitary management fee payable to the Adviser. The Board also considered the allocation of fees between the Adviser and White Wolf.

The Board considered, among other information, the data provided in the third-party report. Fee information was provided in quartiles, ranging from quartile one (the least expensive) to quartile four (the most expensive).

The Board considered, among other information, the data provided in the third-party report. Fee information was provided in quartiles, ranging from quartile one (the least expensive) to quartile four (the most expensive). The Board considered the third-party peer group analysis that included comparison of the Fund’s anticipated net expense ratio against funds that were both exchanged-traded funds and mutual funds. The Fund’s total expense ratio (for both gross and net fees) was in the highest quartile for ETFs and mutual funds. The Fund’s management fee was in the second quartile for ETFs and mutual funds. The Board determined that the Fund’s proposed fee level was reasonable.

Costs and Profitability. The Board further considered information regarding the potential profits, if any, that may be realized by each of the Adviser and the White Wolf in connection with providing their respective services to each New Fund. The Board reviewed estimated profit and loss information provided by the Adviser with respect to each New Fund and estimated data regarding the proposed sub-advisory fee. The Board also

WHITEWOLF PUBLICLY LISTED PRIVATE EQUITY ETF

BOARD REVIEW AND APPROVAL OF ADVISORY AND SUB-ADVISORY CONTRACTS (CONTINUED)
reviewed the costs associated with the personnel, systems and equipment necessary to manage each New Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies. The Board also considered other expenses the Adviser would pay in accordance with the Advisory Agreement. The Board took into consideration that the Adviser agreed to pay all expenses incurred by each New Fund except for the fees paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses (including affiliated funds’ fees and expenses), taxes (including tax-related services), interest (including borrowing costs), litigation expenses (including class-action related services) and other non-routine or extraordinary expenses. The Board also considered the respective financial obligations of the Adviser and White Wolf, as the sponsor of each New Fund. They also considered each New Fund’s projected asset totals over the first two years of operations.

Other Benefits. The Board further considered the extent to which the Adviser or White Wolf might derive ancillary benefits from each New Fund’s operations. For example, the Adviser may engage in soft dollar transactions in the future, although it did not currently plan to do so. In addition, the Adviser may benefit from continued growth in the Trust by potentially negotiating better fee arrangements with key vendors serving the Funds.

Economies of Scale. The Board also considered whether economies of scale would be realized by each New Fund as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board also noted that the proposed advisory and sub-advisory fees do not include breakpoints but concluded that it was premature to meaningfully evaluate potential economies of scale.

Conclusion. No single factor was determinative of the Board’s decision to approve both the Advisory Agreement and Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, approved both the Advisory Agreement and Sub-Advisory Agreement, including the compensation payable under the Agreements.

WHITEWOLF PUBLICLY LISTED PRIVATE EQUITY ETF

INFORMATION ABOUT PORTFOLIO HOLDINGS (UNAUDITED)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Fund’s Form N-PORT is available without charge, upon request, by calling (215) 882-9983. Furthermore, you may obtain the Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at https://lbo.fund/.

INFORMATION ABOUT PROXY VOTING (UNAUDITED)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling (215) 882-9983, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at https://lbo.fund/.

When available, information regarding how the Fund’s voted proxies relating to portfolio securities during the twelve months ending June 30 is (1) available by calling (215) 882-9983 and (2) the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (UNAUDITED)

Information regarding how often shares of the Fund trades on an exchange at a price above (i.e., at premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at https://lbo.fund/.

PRIVACY POLICY (UNAUDITED)

EA Series Trust (the “Trust”) is strongly committed to preserving and safeguarding the personal financial information of any customers of the Trust. Confidentiality is extremely important to us.

Regulation S-P requires, among others, each investment company to “adopt written policies and procedures that address administrative, technical, and physical safeguards for the protection of customer records and information.” However, Pursuant to Regulation S-P’s definition of “customer,” the Trust currently does not have, nor does it anticipate having in the future, any customers. In addition, the Trust does not collect any non-public personal information from any consumers.

Nonetheless, the Trust has instituted certain technical, administrative and physical safeguards through which the Trust would seek to protect personal financial information about any customers from unauthorized use and access. First, technical procedures are used in order to limit the accessibility and exposure of Trust-maintained information contained in electronic form. If customer information were obtained by the Trust, such technical procedures would cover such information.

Second, administrative procedures that are in place, would be used to control the number and type of employees, affiliated and non-affiliated persons, to whom customer information (if the Trust were to obtain any) would be accessible.

Third, physical safeguards have been established, which if customer information were obtained by the Trust, to prevent access to such information contained in hard-copy form.

As these procedures illustrate, the Trust realizes the importance of information confidentiality and security and emphasizes practices which are aimed at achieving those goals.

Adviser
Empowered Funds, LLC dba EA Advisers
19 East Eagle Road
Havertown, Pennsylvania 19083

Sub-Adviser
White Wolf Capital Advisors, LLC
501 Bricknell Key Drive, Suite 104
Miami, FL 33131

Distributor
Quasar Distributors, LLC
111 East Kilbourn Ave, Suite 2200
Milwaukee, Wisconsin 53202

Custodian and Securities Lending Agent
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102

Legal Counsel
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

WHITEWOLF Publicly Listed Private Equity ETF
Symbol – LBO
CUSIP – 02072L383

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael Pagano is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and calculations of required income, capital gain and excise distributions. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 01/31/2024
Audit Fees	$7,250
Audit-Related Fees	N/A
Tax Fees	$1,750
All Other Fees	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by its principal accountant applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

FYE 01/31/2024
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 01/31/2024
Registrant	$1,750
Registrant’s Investment Adviser	$0

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.
The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Daniel Dorn, Chukwuemeka (Emeka) Oguh, and Michael Pagano.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fiscal period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Patrick Cleary
Patrick Cleary, President and Chief Executive Officer

Date:	March 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Patrick R. Cleary
Patrick Cleary, President and Chief Executive Officer

Date:	March 27, 2024

By (Signature and Title)	/s/ Sean R. Hegarty
Sean Hegarty, Treasurer, Chief Financial Officer and Comptroller

Date:	March 27, 2024